Income taxes, Unrecognized Deductible Temporary Differences, Unused Tax Losses and Unused Tax Credits (Details) - CHF (SFr) SFr in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Unrecognized deductible temporary differences, unused tax losses and unused tax credits [Abstract]
Unrecognized deductible temporary differences, unused tax losses and unused tax credits	SFr 0	SFr 0	SFr 0
Unused tax losses and tax credits	129,412	71,610	114,959
Tax losses split by expiry date [Abstract]
Unused tax losses	121,948	64,125	109,294
Increase in tax losses available as an offset	57,800
Loss Expiry, December 31, 2019 [Member]
Tax losses split by expiry date [Abstract]
Unused tax losses	0	0	16,566
Loss Expiry, December 31, 2020 [Member]
Tax losses split by expiry date [Abstract]
Unused tax losses	0	0	10,338
Loss Expiry, December 31, 2021 [Member]
Tax losses split by expiry date [Abstract]
Unused tax losses	0	0	0
Loss Expiry, December 31, 2022 [Member]
Tax losses split by expiry date [Abstract]
Unused tax losses	0	0	0
Loss Expiry, December 31, 2023 [Member]
Tax losses split by expiry date [Abstract]
Unused tax losses	0	0	7,628
Loss Expiry, December 31, 2024 [Member]
Tax losses split by expiry date [Abstract]
Unused tax losses	15,231	15,231	25,868
Loss Expiry, December 31, 2025 [Member]
Tax losses split by expiry date [Abstract]
Unused tax losses	48,894	48,894	48,894
Loss Expiry, December 31, 2026 [Member]
Tax losses split by expiry date [Abstract]
Unused tax losses	0	0	0
Loss Expiry, December 31, 2027 [Member]
Tax losses split by expiry date [Abstract]
Unused tax losses	57,824	0	0
Tax Losses [Member]
Unrecognized deductible temporary differences, unused tax losses and unused tax credits [Abstract]
Unrecognized deductible temporary differences, unused tax losses and unused tax credits	121,948	64,125	109,294
Deductible Temporary Differences Related to Right-of-use Assets and Lease Liabilities [Member]
Unrecognized deductible temporary differences, unused tax losses and unused tax credits [Abstract]
Unrecognized deductible temporary differences, unused tax losses and unused tax credits	0	0	0
Deductible Temporary Differences Related to Retirement Benefit Plan [Member]
Unrecognized deductible temporary differences, unused tax losses and unused tax credits [Abstract]
Unrecognized deductible temporary differences, unused tax losses and unused tax credits	SFr 7,464	SFr 7,485	SFr 5,665